Post employment benefits - Fair value of pension assets (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Post employment benefits
Investment fund	€ 604
Defined benefit pension plan
Post employment benefits
Cash and cash equivalents	247	€ 96
Investment fund	604	533
Total	7,632	6,906
Gain (loss) on return on plan assets	603	262
Defined benefit pension plan | Level 1
Post employment benefits
Equity investments	1,376	1,018
Debt instruments	4,589	4,446
Property	26	18
Annuity policies	4	3
Defined benefit pension plan | Level 2
Post employment benefits
Equity investments	294	197
Debt instruments	559	513
Property	494	391
Derivatives	1,557	1,110
Annuity policies	€ 996	€ 801